Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net [Abstract]
Intangible Assets useful life	17 years
Intangible assets	¥ 3,591	¥ 3,364	¥ 3,286